Document and Entity Information (CNY)	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	0
Entity Common Stock, Shares Outstanding	2,069,223
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012